Asset Acquisition - Summary of Asset Acquisition based on Relative Fair Value (Parenthetical) (Detail) - LGM ENTERPRISES, LLC [Member] $ in Thousands	Feb. 28, 2020 USD ($)
Asset Acquisition [Line Items]
Asset acquisition consideration transferred	$ 780
Asset acquisition consideration transferred transaction cost	$ 38